EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
SCHEDULE OF WARRANTS ACTIVITY

Table 16.1: Details of Warrants

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding warrants, December 31, 2024	315,028	$20.64	3.0
Granted	869,992	164.96	4.7
Replacement of old warrants	(315,028)	20.64	2.9
Exercised	(234,831)	14.27	4.3
Outstanding warrants, March 31, 2025	635,161	220.67	4.7
Issued - Prefunded (equity line)	150,000	-	1.0
Exercised - Prefunded (equity line)	(83,333)	-	1.0
Exercised	(23,633)	15.00	5.0
Outstanding warrants, June 30, 2025	678,195	206.15	4.8
Exercised - Prefunded (equity line)	(66,667)	-	1.0
Outstanding warrants, September 30, 2025	611,528	228.62	4.8
Exercisable warrants, September 30, 2025	611,528	$228.62	4.8

A summary of activity for all warrants during the year ended December 31, 2024 and 2023 follows:

	Number of	Weighted Average	Weighted Average
	shares	Exercise Price	Life (years)
Outstanding, December 31, 2022	3,450,840	$1.01	3.69
Granted	4,000,000	0.50	5.00
Exercised	-	-	-
Expired	-	-	-
Outstanding, December 31, 2023	7,450,840	$0.74	3.71
Granted	2,000,000	0.50	5.00
Exercised	-	-	-
Expired	-	-	-
Outstanding, December 31, 2024	9,450,840	$0.69	3.04

Exercisable, December 31, 2024	9,450,840	$0.69	3.04

SCHEDULE OF COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION

Table 16.2: Details of Common Stock Subject to Possible Redemption

	Number of Shares	Amount
Common stock subject to possible redemption as of December 31, 2024	5,796	$1,917,309
Less:
Redemption	(3,163)	(1,001,216)
Release of common stock subject to redemption	(2,633)	(916,093)
Common stock subject to possible redemption as of September 30, 2025	-	$-

As of December 31, 2024 and 2023, the value of common stock subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Common stock subject to possible redemption as of December 31, 2022	117,299,975
Less:
Redemption	(114,329,594)
Add:
Accretion of carrying value to redemption value	337,983
Common stock subject to possible redemption as of December 31, 2023	$3,308,364
Less:
Redemption	(1,403,558)
Add:
Increase of carrying value to redemption value due to change in tax	12,503
Common stock subject to possible redemption as of December 31, 2024	$1,917,309